Schedule of Notes Payable (Details) (Parenthetical)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Note Payable One [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%	6.00%
Long-Term Debt, Term	36 months	36 months
Debt Instrument, Maturity Date, Description	April 2024	April 2024
Note Payable Two [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%	8.00%
Debt Instrument, Maturity Date, Description	March 2025	March 2025